Restatement	9 Months Ended
Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Restatement

2. Restatement

On November 21, 2016, the Company determined that there was an error in the proper classification of cash flows related to our gain on disposal of its 8.750% Senior Notes due 2019. As a result of this error, the Company has restated its unaudited Consolidated Statement of Cash Flows for the nine months ended September 30, 2016 in its Quarterly Report on Form 10-Q/A on November 23, 2016. The following table summarizes the restatement changes made to the Consolidated Statement of Cash Flows for the nine months ended September 30, 2016 previously filed in the Company’s Quarterly Report on Form 10-Q on November 10, 2016.

	Originally Reported	Restatement Adjustment	As Restated
Gain on disposal of bonds	—	(29,363)	(29,363)
Net cash provided by operating activities	46,986	(29,363)	17,623

Payments on borrowings	(84,152)	29,363	(54,789)
Net cash provided by financing activities	(19,836)	29,363	9,527